Fair Value Disclosures - Carrying and Fair Value (Details) - AV Homes Inc [Member] - USD ($) $ in Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2018	Sep. 30, 2017	Oct. 02, 2018	Jun. 30, 2018	Dec. 31, 2017	May 18, 2017	Sep. 23, 2015	Sep. 17, 2015
Fair Value Disclosures
Stated interest rate (percent)				6.00%
Reduction of earn-out		$ 2,418	$ 647
Earn-out
Fair Value Disclosures
Reduction of earn-out	$ 1,100	$ 2,400
6.625% Senior Notes Due 2022
Fair Value Disclosures
Stated interest rate (percent)					6.625%	6.625%
6.00% Senior Convertible Notes Due 2020
Fair Value Disclosures
Stated interest rate (percent)				6.00%	6.00%	6.00%
Senior Notes
Fair Value Disclosures
Stated interest rate (percent)							101.00%
Senior Notes | 6.625% Senior Notes Due 2022
Fair Value Disclosures
Stated interest rate (percent)	6.625%	6.625%					6.625%
Senior Notes | 6.00% Senior Convertible Notes Due 2020
Fair Value Disclosures
Stated interest rate (percent)						6.00%		6.00%	6.00%
Senior Notes | Carrying Amount | 6.625% Senior Notes Due 2022
Fair Value Disclosures
Debt	$ 394,136	$ 394,136				$ 392,909
Senior Notes | Carrying Amount | 6.00% Senior Convertible Notes Due 2020
Fair Value Disclosures
Debt	79,439	79,439				79,199
Senior Notes | Fair Value | Level 2 | 6.625% Senior Notes Due 2022
Fair Value Disclosures
Debt	412,520	412,520				420,480
Senior Notes | Fair Value | Level 2 | 6.00% Senior Convertible Notes Due 2020
Fair Value Disclosures
Debt	$ 93,456	$ 93,456				$ 90,240